LONG-TERM OBLIGATIONS LONG-TERM OBLIGATIONS - Remaining Performance Obligations, Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue, remaining performance obligation	$ 34,217	$ 21,608